Equipment (Tables)	9 Months Ended
Sep. 30, 2017
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	September 30, 2017			December 31, 2016
		Accumulated	Net book		Accumulated	Net book
	Cost	Depreciation	value	Cost	Depreciation	value
Office equipment	$55	$6	$49	$40	$34	$6
Computer equipment	154	132	22	170	144	26
Field equipment	47	40	7	36	30	6
Buildings	45	3	42	41	36	5
	$301	$181	$120	$287	$244	$43